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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06364
Invesco Van Kampen Ohio Quality Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Ohio Quality Municipal Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-OHQM-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—169.11%
Ohio—156.52%
Akron Bath Copley Joint Township Hospital District (Summa Hospital); Series 1998 A, Hospital Facilities RB	5.38%	11/15/18	$300	$300,306
Allen (County of) (Catholic Healthcare);
Series 2010 B, VRD Hospital Facilities RB (LOC-JP Morgan Chase & Co.) (a)(b)	0.09%	10/01/31	8,235	8,235,000
Series 2010 C, VRD Hospital Facilities RB (LOC-Bank of Nova Scotia) (a)(b)	0.06%	06/01/34	1,100	1,100,000
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,137,030
American Municipal Power, Inc. (Prairie St. Energy Campus); Series 2008 A, RB (INS-AGC) (c)	5.25%	02/15/19	3,000	3,501,990
Athens (City of) (O’Bleness Memorial Hospital District); Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	1,000	1,000,820
Bowling Green (City of) (University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	981,620
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	2,500	1,750,725
Butter (County of) (Ohio Hospital Facilities); Series 2011, Kettering Health Network Obligation RB	6.38%	04/01/36	375	405,356
Centerville (City of) (Bethany Lutheran Village); Series 2007 A, Health Care RB	6.00%	11/01/38	700	610,330
Cincinnati (City of); Series 2011 A, Ref. Water System RB	5.00%	12/01/36	5,000	5,372,600
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (c)	5.50%	10/01/19	1,000	1,188,210
Cleveland-Cuyahoga (County of) Port Authority (Student Housing Euclid Ave-Fenn); Series 2005, Port Authority RB (INS-AMBAC) (c)	5.00%	08/01/28	1,000	787,500
Columbus (City of) School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,122,760
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,102,040
Cuyahoga (County of) (Cleveland Clinic); Series 2004 B1, VRD RB (b)	0.09%	01/01/39	1,700	1,700,000
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	395	364,735
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	542,410
Cuyahoga (County of) (Menorah Park Center for Senior Living-Wiggins); Series 2003, Healthcare Facilities Mortgage RB	6.80%	02/15/35	1,000	961,360
Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	2,400	2,365,152
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (c)	6.20%	12/01/17	500	581,450
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Healthcare Facilities Improvement RB	5.63%	07/01/26	1,000	1,010,110
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	759,083
Groveport (Village of); Series 2002, Income Tax Receipts RB (INS-NATL) (c)	5.00%	12/01/20	2,145	2,225,352
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Healthcare RB	5.00%	01/01/37	1,250	1,061,700
Hamilton (County of) (Met Sewer District); Series 2005 B, Sewer System Improvement RB (INS-NATL) (c)	5.00%	12/01/30	1,000	1,041,340
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Student Housing RB (INS-AGM) (c)	5.00%	06/01/30	1,000	1,059,270
Hamilton (County of);
Series 2000 B, Sub. Sale Tax CAB RB (INS-AMBAC) (c)(d)	0.00%	12/01/23	2,000	1,149,320
Series 2006 A, Ref. Sales Tax RB (INS-AGC) (c)	5.00%	12/01/32	500	513,680
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,025,730
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	500	535,295
Harrison (City of); Series 2003, Ref.& Improvement Wastewater Systems RB (INS-AGM) (c)	5.25%	11/01/20	1,000	1,067,360
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (c)	5.00%	05/01/28	1,000	1,062,630
Lakewood (City of) School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-AGM) (c)(e)	4.50%	12/01/31	8,000	8,119,840
Lorain (County of) (Catholic Healthcare Partners);
Series 2002, Hospital Facilities RB	5.38%	10/01/30	1,500	1,507,425
Series 2006 H, Hospital Facilities RB (INS-AGC) (c)(e)	5.00%	02/01/24	5,840	6,227,601
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	500	509,780
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Healthcare Facility RB	7.00%	11/01/45	1,000	1,046,100
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,096,160
Medina (City of) School District (School Facilities); Series 2008, CPO (INS-AGC) (c)	5.25%	12/01/31	1,000	1,060,670
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	$700	$710,108
Miami University; Series 2011, Ref. General Receipts RB	5.00%	09/01/31	5,050	5,351,586
Middleburg Heights (City of) (Southwest General Health Center); Series 1995, Hospital RB (INS-AGM) (c)	5.63%	08/15/15	820	822,804
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (c)(e)	5.00%	10/01/41	7,500	7,534,350
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.25%	11/15/33	1,100	1,157,244
Series 2009 B, RB (f)(g)	5.25%	11/15/14	500	548,715
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.38%	04/01/30	1,000	1,005,340
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation RB	6.20%	12/01/31	1,340	1,149,894
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (g)	5.80%	12/01/38	1,500	1,594,500
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (c)(e)	4.80%	09/01/36	7,500	7,412,700
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009 A, RB	5.70%	08/01/20	625	687,725
Series 2009 C, Ref. PCR	5.63%	06/01/18	750	842,160
Ohio (State of) Department of Transportation (Panhandle Rail Line); Series 1992, COP (INS-AGM) (c)	6.50%	04/15/12	300	301,467
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, Educational Facility RB (INS-BHAC) (c)(e)	4.75%	01/15/46	10,000	9,663,600
Ohio (State of) Higher Educational Facility Commission (Summa Health System-2010); Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	598,722
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	793,867
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (h)	5.85%	09/20/28	1,280	1,371,520
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (h)	5.25%	09/01/30	140	140,038
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (e)	5.50%	09/01/39	1,954	2,039,839
Ohio (State of) Housing Finance Agency;
Series 1985, SFH Mortgage RB (d)(f)(i)	0.00%	01/15/14	1,000	889,440
Series 1985, SFH Mortgage RB (d)(f)(i)	0.00%	07/15/14	4,850	4,507,250
Series 1985, SFH Mortgage RB (d)(i)	0.00%	01/15/15	5,550	5,359,635
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. RB (INS-NATL) (c)(d)	0.00%	02/15/30	1,000	384,760
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,066,080
Ohio (State of) University;
Series 2002 A, General Receipts RB (f)(i)	5.00%	12/01/12	1,000	1,047,390
Series 2010 D, General Receipts RB	5.00%	12/01/30	1,000	1,141,580
Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB (h)	5.15%	07/15/15	700	713,685
Ross (County of) (Adena Health Systems); Series 2008, Ref. RB (INS-AGC) (c)	5.75%	12/01/35	1,000	1,055,020
Summit (County of) Port Authority (University of Akron Student Housing); Series 2010, RB	5.00%	01/01/30	500	519,025
Summit (County of);
Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/22	1,820	1,956,227
Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/23	1,395	1,499,416
Toledo (City of); Series 2010, Ref. Various Propose & Improvement Limited Tax GO Bonds (INS-AGM) (c)	5.00%	12/01/28	1,000	1,076,940
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	737,784
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	777,787
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	675,162
Vandalia Butler School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,063,270
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,036,840

				136,423,310

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—5.22%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	$650	$674,434
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, Power RB	5.00%	07/01/28	1,000	1,015,370
Series 2010 CCC, Power RB	5.25%	07/01/27	500	521,915
Series 2010 XX, Power RB	5.75%	07/01/36	350	366,758
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (c)	5.50%	07/01/27	500	523,225
Puerto Rico Sales Tax Financing Corp.;
First Sub-Series 2010, Conv. CAB RB (d)	0.00%	08/01/33	600	429,408
First Sub-Series 2010 A, RB	5.38%	08/01/39	385	397,031
Series 2010 A, CAB RB (d)	0.00%	08/01/34	2,500	617,450

				4,545,591

Virgin Islands—4.95%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	916,931
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	810	828,962
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	750	746,010
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Notes — Diageo); Series 2009 A, Sub. Special Limited Obligation RB	6.75%	10/01/19	700	782,068
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric RB	5.00%	07/01/22	1,000	1,041,700

				4,315,671

Guam—2.42%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	850	865,887
Guam (Territory of) Government Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	500	477,110
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	335	325,911
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	425	441,681

				2,110,589

TOTAL INVESTMENTS(j)—169.11% (Cost $141,158,068)				147,395,161

FLOATING RATE NOTE OBLIGATIONS—(23.82)%
Notes with interest rates ranging from 0.15% to 0.21% at 11/30/11 and contractual maturities of collateral ranging from 02/01/24 to 01/15/46 (See Note 1E)(k)				(20,760,000)

OTHER ASSETS LESS LIABILITIES—(5.13)%				(4,477,416)

PREFERRED SHARES—(40.16)%				(35,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$87,157,745

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.

AGM	—	Assured Guaranty Municipal Corp.

AMBAC	—	American Municipal Bond Assurance Corp.

BHAC	—	Berkshire Hathaway Assurance Corp.

CAB	—	Capital Appreciation Bonds

CEP	—	Credit Enhancement Provider

COP	—	Certificates of Participation

CPO	—	Certificates of Ordinary Participation

Ctfs.	—	Certificates

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

INS	—	Insurer

LOC	—	Letter of Credit

MFH	—	Multi-Family Housing

NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds

RB	—	Revenue Bonds

Ref.	—	Refunding

SFH	—	Single-Family Housing

Sr.	—	Senior

Sub.	—	Subordinated

VRD	—	Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1E.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(h)	Security subject to the alternative minimum tax.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	14.4%
Berkshire Hathaway Assurance Corp.	11.6
Assured Guaranty Corp.	9.1
JPMorgan Chase & Co.	5.6

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $40,997,930 are held by Dealer Trusts and serve as collateral for the $20,760,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Ohio Quality Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Ohio Quality Municipal Trust

D.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similars, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Van Kampen Ohio Quality Municipal Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$147,395,161	$—	$147,395,161

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $26,446,482 and $30,757,202, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,984,259

Aggregate unrealized (depreciation) of investment securities	(791,044)

Net unrealized appreciation of investment securities	$6,193,215

Cost of investments for tax purposes is $141,201,946.
Invesco Van Kampen Ohio Quality Municipal Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Ohio Quality Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.